Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Note 6 - Inventories
Note 6 – Inventories

As of December 31
2022	2021
$ millions	$ millions

Finished products	1,348	946
Raw materials	490	349
Work in progress	233	299
Spare parts	128	125
Total inventories	2,199	1,719
Of which:
Non-current inventories - mainly raw materials (presented as non-current assets)	65	149
Current inventories	2,134	1,570